Note 3 - Advances for Vessels Under Construction	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Advances for Vessel Under Construction [Text Block]

3.  Advances for Vessels under Construction

On June 29, 2021, the Company entered into a contract with Hyundai Mipo Dockyard Co. in South Korea, for the construction of two eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of 2,800 teu each. The delivery of the vessels is scheduled for the first and the second quarter of 2023, respectively. The aggregate cost of the two newbuilding vessels is approximately $76.1 million.

On  January 28, 2022, the Company signed a contract for the construction of two eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The two newbuildings are scheduled to be delivered during the fourth quarter of 2023 and first quarter of 2024, respectively. The total consideration for these two newbuilding contracts is approximately $86.3 million.

On  March 18, 2022, the Company signed a contract for the construction of three 1,800 teu eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 1,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Kore. The three newbuildings are scheduled to be delivered during the first half of 2024, one in the first and two in the second quarter of 2024. The total consideration for the construction of the three vessels is approximately $103.8 million.

On May 20, 2022, the Company exercised its option to proceed with the construction of two additional eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The two newbuildings are scheduled to be delivered during the fourth quarter of 2024. The total consideration for these two newbuilding contracts is approximately $86.7 million.

As of June 30, 2022 the amount of the advances for vessels under construction amounts to $37,796,368 mainly representing progress payments according to the agreements entered into with the shipyard as well as legal and other costs related to the construction. The Company intends to finance the cost of all newbuilding contracts with a combination of debt and own cash.